Income Taxes - Schedule of Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 55,463	$ 7,931	¥ 21,953
Accrued expense and other current liabilities	9,848	1,408	5,095
Amortization and depreciation difference	4,201	601	4,201
Bad debt provision	6,047	865	2,357
Leasing liability	382	55	916
Prepaid rent	5	1	31
Less: valuation allowance	(20,797)	(2,974)	(2,239)
Total deferred tax assets, net of valuation allowance	55,148	7,887	32,314
Deferred tax liabilities:
Intangible assets	177	25	416
Right-of-use assets	387	55	947
Total deferred tax liabilities	¥ 564	$ 80	¥ 1,363